Prepayments, Receivables and Other Asset (Tables)	12 Months Ended
Mar. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepayments, receivables and other assets
	March 31, 2019	March 31, 2018

Staff IOU	$670,619	$622,445
Receivable from third party company	-	192,236
VAT and surcharges recoverable	-	58,713
Others	36,718	37,212
	$707,337	$910,606